UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     JLF Asset Management, LLC

Address:  2775 Via de la Valle, Suite 204
          Del Mar, CA 92014

13F File Number: 028-05321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeffrey Feinberg
Title:    Managing Member
Phone:    (858) 259-3440

Signature, Place and Date of Signing:


  /s/ Jeffrey Feinberg             Del Mar, California         February 14, 2006
------------------------         ----------------------        -----------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  73

Form 13F Information Table Value Total:  347,506
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1.   28-10801                       JLF Offshore Fund, Ltd.
     -----------------------        --------------------------

                                                     FORM 13F INFORMATION TABLE
                                                      JLF ASSET MANAGEMENT LLC
                                                              FORM 13F
                                                          December 31, 2005
                                           TITLE OF                 VALUE            SH/  PUT   INVEST   OTHER     VOTING AUTHORITY
SECURITY                                   SECURITY     CUSIP      (x1000)   SHRS    PRN  CALL  DSCRET   MNGRS   SOLE   SHARED  NONE
--------                                   --------     -----      -------   ----    ---- ----  ------   -----   ----   ------  ----
Abercrombie & Fitch Co.                      CL A       002896207    1962     30100             DEFINED   1      SOLE
Aeropostale                                   COM       007865108   10160    386300             DEFINED   1      SOLE
Allegheny Technologies Inc                    COM       01741R102   15344    425287             DEFINED   1      SOLE
American Eagle Outfiters NE                   COM       02553E106    2298    100000             DEFINED   1      SOLE
Artist Direct Convertible Bonds                         04315D400    3193   1500000             DEFINED   1      SOLE
ARTISTdirect Inc Warrants 1.55 exp
7-29-10                                                 04315D400     171     79839             DEFINED   1      SOLE
CMET Finance Holdings, Inc                              189758105     690     23000             DEFINED   1      SOLE
Cache Inc                                   COM NEW     127150308     217     12500             DEFINED   1      SOLE
Ceradyne Inc                                  COM       156710105    5475    125000             DEFINED   1      SOLE
Champion Enterprises Inc.                     COM       158496109    5654    415100             DEFINED   1      SOLE
Chardan North China Acquisition Corp                    15956A208    5943    649500             DEFINED   1      SOLE
Chardan South China Acquisition Corp                    15956C204    5348    625500             DEFINED   1      SOLE
Charlotte Russe Hldg Inc.                     COM       161048103    2689    129100             DEFINED   1      SOLE
Charming Shoppes Inc.                         COM       161133103    3148    239400             DEFINED   1      SOLE
Chattem Inc.                                  COM       162456107    8512    233906             DEFINED   1      SOLE
Children's Pl Retail Stores                   COM       168905107     395      8000             DEFINED   1      SOLE
China BAK Battery Inc                                   16936Y100   10038    908400             DEFINED   1      SOLE
Citi Trends Inc.                              COM       17396X102    2476     58000             DEFINED   1      SOLE
Claire's Stores Inc.                          COM       179584107     731     25000             DEFINED   1      SOLE
Clarus Corp                                             182707109    4139    495636             DEFINED   1      SOLE
Coach Inc.                                    COM       189754104    2000     60000             DEFINED   1      SOLE
Cost Plus Inc. Calif                          COM       221485105   11746    684900             DEFINED   1      SOLE
Dick's Sporting Goods Inc                     COM       253393102     608     18300             DEFINED   1      SOLE
Directed Electronics, Inc.                               25475103    1309     91000             DEFINED   1      SOLE
EZCORP Inc                               CL A NON VTG   302301106     709     46400             DEFINED   1      SOLE
Emrise Corp                                   COM       292463101    2458   1834182             DEFINED   1      SOLE
Emrise Corp Warrants 1.73 exp 1-3-10                    292991965     301    700000             DEFINED   1      SOLE
Everest RE Group Ltd                          COM       G3223R108    5419     54000             DEFINED   1      SOLE
Family Dollar Stores Inc.                     COM       307000109    1951     78700             DEFINED   1      SOLE
Federated Department Stores Inc. DE           COM       31410h101    8291    125000             DEFINED   1      SOLE
Flow Intl Corp                                COM       343468104   33958   4033000             DEFINED   1      SOLE
Flow Intl Warrants 4.07 exp 3-16-10                     343468104    2148    403300             DEFINED   1      SOLE
Foot Locker Inc                               COM       344849104    2939    124600             DEFINED   1      SOLE
Full House Resorts Inc.                       COM       359678109    1515    488700             DEFINED   1      SOLE
Genesco Inc                                   COM       371532102    4267    110000             DEFINED   1      SOLE
Genius Products Inc                                     37229R206    2685   1329034             DEFINED   1      SOLE
Genius Products Warrants 2.56 exp
3-7-10                                                  37229R206     436    759494             DEFINED   1      SOLE
Golf Galaxy, Inc.                             COM       381639103    2042    106639             DEFINED   1      SOLE
GrafTech Intl Ltd                             COM       384313102    2897    465700             DEFINED   1      SOLE
Guess Inc.                                    COM       401617105     374     10500             DEFINED   1      SOLE
HCC Ins Hldgs Inc.                            COM       404132102    9376    315900             DEFINED   1      SOLE
Herbalife Ltd                             COM USD SHS   G4412G101    6956    213900             DEFINED   1      SOLE
IC Isaacs and Company                                   464192103    3699    805900             DEFINED   1      SOLE
Iconix Brand Group Inc                        COM       451055107   11856   1163541             DEFINED   1      SOLE
Jones Apparel Group Inc.                      COM       480074103    3465    112800             DEFINED   1      SOLE
Jos A Bank Cothiers Inc                       COM       480838101    7527    173400             DEFINED   1      SOLE
Kenexa Corp                                   COM       488879107     593     28100             DEFINED   1      SOLE
Kohls Corp.                                   COM       500255104    5832    120000             DEFINED   1      SOLE
Lockhead Martin Corp                          COM       539830109    2036     32000             DEFINED   1      SOLE
Marsh and McLennan Cos Inc.                   COM       571748102    2255     71000             DEFINED   1      SOLE
Medical Pptys Trust Inc                       COM       58463J304   19060   1948882             DEFINED   1      SOLE
Nano-Proprietary Inc                                    63007X108   12804   5955350             DEFINED   1      SOLE
Nautilus Inc                                  COM       63910B102    2379    127500             DEFINED   1      SOLE
Origin Agritech Limited                       SHS       G67828106   20888   1631900             DEFINED   1      SOLE
Parlux Frangrances Inc                        COM       701645103    2442     79995             DEFINED   1      SOLE
Pico Hldgs Inc                              COM NEW     693366205    1744     54053             DEFINED   1      SOLE
Polo Ralph Lauren Corp                       CL A       731572103     618     11000             DEFINED   1      SOLE
Polycom Inc.                                  COM       73172K104    5679    371190             DEFINED   1      SOLE
RF Micro Devices Inc                          COM       749941100    3246    600000             DEFINED   1      SOLE
Raytheon Co                                 COM NEW     755111507    1606     40000             DEFINED   1      SOLE
Ruths Chris Steak Hse Inc                     COM       783332109     814     45000             DEFINED   1      SOLE
Ryder Sys Inc                                 COM       783549108    3922     95600             DEFINED   1      SOLE
Select Comfort Corp                           COM       81616X103     498     18200             DEFINED   1      SOLE
Sketchers USA Inc.                           CL A       830566105     660     43100             DEFINED   1      SOLE
Stage Stores Inc                            COM NEW     85254C305    4991    167600             DEFINED   1      SOLE
TJX Cos Inc. New                              COM       872540109    4646    200000             DEFINED   1      SOLE
TEMPUR PEDIC INTL INC                         COM       88023U101     909     79000             DEFINED   1      SOLE
Timberland Co.                               CL A       887100105     977     30000             DEFINED   1      SOLE
True Religion Apparel Inc                     COM       89784N104   21258   1380377             DEFINED   1      SOLE
United Rentals, Inc.                          COM       911363109    2358    100800             DEFINED   1      SOLE
Grace WR and Co Del New                       COM       38388F108    2295    244100             DEFINED   1      SOLE
Warnaco Group Inc                           COM NEW     934390402    2081     77900             DEFINED   1      SOLE
Western Alliance Bancorp                      COM       957638109    1401     46900             DEFINED   1      SOLE

02717 0001 639131